CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 144,971	$ 158,676	$ 68,986
Accounts receivable-net	226,039	64,343	63,061
Inventory-net	3,079	3,078	46,928
Prepaid and other	46,393	51,111	11,631
Total current assets	420,482	277,208	190,606
Property and equipment, net of accumulated depreciation	279,854	328,295	491,474
Land	603,000	603,000	603,000
Intangible assets, net		0	15,561
Goodwill	3,749,963	2,092,048	0
Deposits	19,600	24,600	16,600
Right of use - assets	357,650
Other assets	30,494	7,790	1,820
Total assets	5,461,043	3,332,941	1,319,061
Current liabilities
Accounts payable and accrued expense	710,708	840,557	470,097
Accrued expenses - related parties	1,137,000	747,000	495,250
Interest payable	513,213	366,297	312,192
Right of use - liability	357,650
Due to officers and shareholders	175,266	137,816	77,640
Deferred Income	153,226	74,684	0
Line of credit	0	1,999	15,498
Common stock to be issued	500	500	500
Notes payable, unrelated party	597,629	190,571	215,979
Notes payable - related party	296,916	214,495	144,189
Convertible notes payable, net of debt discounts	648,866	785,788	616,381
Convertible notes payable - related party	0	0	165,000
Derivative Liability	7,351,185	1,870,625	2,236,656
Net, liabilities of discontinued operations	2,152,199	1,743,837
Total current liabilities	14,094,358	7,139,168	4,749,382
Other Liabilities
Convertible notes payable, net of current portion	374,172	1,040,000	0
Total liabilities	14,468,530	8,179,168	4,749,382
Shareholders' (deficit)
Preferred Stock all classes			8,849
Preferred stock Series I Shares to be issued		200,000	0
Common stock; 7,500,000,000 shares authorized with $0.001 par value	524,347	603	45
Additional paid-in capital	54,654,595	50,220,067	45,674,137
Accumulated deficit	(64,511,706)	(55,378,603)	(49,113,352)
Total shareholders' (deficit)	(9,007,487)	(4,846,226)	(3,430,321)
Total liabilities and shareholders' (deficit)	5,461,043	3,332,941	1,319,061
Series A Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	0
Preferred Stock Series B [Member]
Shareholders' (deficit)
Preferred Stock all classes	2,773	2,773	2,798
Series C Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	0
Series D Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	400	400	400
Series E Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	241	241	241
Series F Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	280	280	280
Series F-1 Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	57	57	57
Series G Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	18,571	0	0
Series H Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	4,859
Series H-1 Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	0
Series I Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	195,000	0	204
Series J Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	0
Series J1 Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes		0	0
Series K Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	8,200	8,200	0
Series K1 Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	1,447	1,447	0
Series L Preferred Stock [Member]
Shareholders' (deficit)
Preferred Stock all classes	$ 98,308	$ 98,308	$ 0